UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07692

Name of Fund:	Legg Mason Investors Trust, Inc.

Fund Address:	100 Light Street
Baltimore, MD 21202

Name and address of agent for service:	Richard M. Wachterman, Esq.
Legg Mason & Co., LLC
100 Light Street
Baltimore, MD 21202

Registrant’s telephone number, including area code:	(410) 539-0000

Date of fiscal year end:	3/31/2009

Date of reporting period:	6/30/2008

Item 1 – Schedule of Investments

8	Quarterly Report to Shareholders

Portfolio of Investments

American Leading Companies Trust

June 30, 2008 (Unaudited)

	Shares/Par	Value
Common Stocks and Equity Interests — 100.1%

Consumer Discretionary — 9.6%
Automobiles — 0.5%
General Motors Corp.	186,000	$2,139,000

Household Durables — 2.7%
Centex Corp.	167,000	2,232,790
Lennar Corp.	385,000	4,750,900
Pulte Homes Inc.	529,000	5,094,270

		12,077,960

Internet and Catalog Retail — 1.1%
Expedia Inc.	278,000	5,109,640	A

Media — 1.9%
Time Warner Inc.	599,000	8,865,200

Multiline Retail — 1.2%
Sears Holdings Corp.	74,000	5,450,840	A

Specialty Retail — 2.2%
The TJX Cos. Inc.	316,000	9,944,520

Consumer Staples — 6.3%
Food Products — 1.6%
Kraft Foods Inc.	256,809	7,306,216

Tobacco — 4.7%
Altria Group Inc.	251,000	5,160,560
Philip Morris International Inc.	325,000	16,051,750

		21,212,310

Quarterly Report to Shareholders	9

	Shares/Par	Value
Energy — 6.7%
Energy Equipment and Services — 3.3%
Baker Hughes Inc.	33,000	$2,882,220
Noble Corp.	97,000	6,301,120
Transocean Inc.	38,000	5,790,820	A

		14,974,160

Oil, Gas and Consumable Fuels — 3.4%
Anadarko Petroleum Corp.	47,000	3,517,480
Apache Corp.	33,000	4,587,000
Devon Energy Corp.	46,000	5,527,360
Exxon Mobil Corp.	23,000	2,026,990

		15,658,830

Financials — 21.0%
Capital Markets — 1.5%
Merrill Lynch and Co. Inc.	117,500	3,725,925
Morgan Stanley	84,000	3,029,880

		6,755,805

Commercial Banks — 3.4%
Lloyds TSB Group PLC	1,810,000	11,208,374
National City Corp. Pfd.	45	4,293,000

		15,501,374

Consumer Finance — 0.5%
Capital One Financial Corp.	56,000	2,128,560

Diversified Financial Services — 8.7%
Bank of America Corp.	367,000	8,760,290
Citigroup Inc.	707,500	11,857,700
J.P. Morgan Chase and Co.	557,000	19,110,670

		39,728,660

Insurance — 4.2%
American International Group Inc.	437,300	11,570,958
The Travelers Cos. Inc.	123,000	5,338,200

10	Quarterly Report to Shareholders

Portfolio of Investments — Continued

American Leading Companies Trust — Continued

	Shares/Par	Value
Insurance — Continued
XL Capital Ltd.	100,000	$2,056,000

		18,965,158

Thrifts and Mortgage Finance — 2.7%
Countrywide Financial Corp.	2,000,000	8,500,000
Freddie Mac	232,000	3,804,800

		12,304,800

Health Care — 14.5%
Biotechnology — 1.6%
Amgen Inc.	149,000	7,026,840	A

Health Care Providers and Services — 9.3%
Health Net Inc.	687,000	16,529,220	A
UnitedHealth Group Inc.	562,000	14,752,500
WellPoint Inc.	232,000	11,057,120	A

		42,338,840

Pharmaceuticals — 3.6%
Johnson and Johnson	167,000	10,744,780
Pfizer Inc.	325,000	5,677,750

		16,422,530

Industrials — 11.1%
Aerospace and Defense — 5.2%
General Dynamics Corp.	146,000	12,293,200
Lockheed Martin Corp.	116,600	11,503,756

		23,796,956

Airlines — 0.9%
UAL Corp.	761,000	3,972,420

Industrial Conglomerates — 3.2%
General Electric Co.	543,000	14,492,670

Quarterly Report to Shareholders	11

	Shares/Par	Value
Industrials — Continued
Machinery — 1.8%
Caterpillar Inc.	110,000	$8,120,200

Information Technology — 28.3%
Communications Equipment — 3.0%
Nokia Oyj – ADR	556,703	13,639,223

Computers and Peripherals — 6.8%
Hewlett-Packard Co.	325,000	14,368,250
International Business Machines Corp.	141,000	16,712,730

		31,080,980

Electronic Equipment and Instruments — 4.8%
Flextronics International Ltd.	534,000	5,019,600	A
Jabil Circuit Inc.	1,021,000	16,754,610

		21,774,210

Internet Software and Services — 3.7%
eBay Inc.	371,000	10,139,430	A
Yahoo! Inc.	325,000	6,714,500	A

		16,853,930

IT Services — 2.1%
Accenture Ltd.	232,000	9,447,040

Semiconductors and
Semiconductor Equipment — 5.6%
Applied Materials Inc.	511,000	9,754,990
Texas Instruments Inc.	557,000	15,685,120

		25,440,110

Software — 2.3%
Microsoft Corp.	376,000	10,343,760

12	Quarterly Report to Shareholders

Portfolio of Investments — Continued

American Leading Companies Trust — Continued

	Shares/Par	Value
Telecommunication Services — 2.5%
Wireless Telecommunication Services — 2.5%
Sprint Nextel Corp.	1,207,000	$11,466,500

Total Common Stocks and Equity Interests
(Cost — $ 413,526,112)		454,339,242

Repurchase Agreements — N.M.
Bank of America
2.20%, dated 6/30/08, to be repurchased at $79,250 on 7/1/08 (Collateral: $ 75,000 Freddie Mac notes, 5.75% due 1/15/12, value $ 81,605)	$79,245	79,245
Goldman Sachs & Co.
2.36%, dated 6/30/08, to be repurchased at $79,250 on 7/1/08 (Collateral: $ 85,000 Fannie Mae Mortgage-backed security, 5.00%due 5/1/38, value $ 81,454)	79,245	79,245

Total Repurchase Agreements (Cost — $ 158,490)		158,490

Total Investments — 100.1% (Cost — $ 413,684,602)B		454,497,732
Other Assets Less Liabilities — (0.1)%		(369,694)

Net Assets — 100.0%		$454,128,038

Net Asset Value Per Share:
Primary Class		$17.16

Institutional Class		$18.03

N.M. Not Meaningful.

A	Non-income producing.
B

Aggregate cost for federal income tax purposes is substantially the same as book cost. At June 30, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$131,823,744
Gross unrealized depreciation	$(91,010,614)

Net unrealized appreciation	$40,813,130

ADR — American Depository Receipt

Pfd. — Preferred Stock

6 8	Quarterly Report to Shareholders

Portfolio of Investments

U.S. Small-Capitalization Value Trust

June 30, 2008

(Unaudited)

	Shares/Par	Value
Common Stocks and Equity Interests — 98.5%
Consumer Discretionary — 15.3%
Auto Components — 0.7%
ATC Technology Corp.	4,675	$108,834	A
Dorman Products Inc.	10,280	82,857	A
Lear Corp.	8,400	119,112	A
Modine Manufacturing Co.	13,360	165,263
Standard Motor Products Inc.	2,600	21,216
Superior Industries International Inc.	7,380	124,574
TRW Automotive Holdings Corp.	2,280	42,112	A

		663,968

Distributors — 0.1%
Audiovox Corp.	5,750	56,465	A
Core-Mark Holding Co. Inc.	2,870	75,194	A

		131,659

Diversified Consumer Services — 0.5%
Pre-Paid Legal Services Inc.	11,100	450,882	A

Hotels, Restaurants and Leisure — 1.6%
Bluegreen Corp.	32,760	198,198	A
CBRL Group Inc.	24,910	610,544
CEC Entertainment Inc.	2,040	57,141	A
Domino’s Pizza Inc.	6,490	74,635	A
Dover Downs Gaming and Entertainment Inc.	5,390	34,604
Frisch’s Restaurants Inc.	5,300	122,059
Interstate Hotels and Resorts Inc.	8,810	22,818	A
Landry’s Restaurants Inc.	1,820	32,705
Lodgian Inc.	6,100	47,763	A
Red Lion Hotels Corp.	5,100	40,647	A
Speedway Motorsports Inc.	18,050	367,859

		1,608,973

Quarterly Report to Shareholders	19

	Shares/Par	Value
Consumer Discretionary — Continued
Household Durables — 2.0%
Bassett Furniture Industries Inc.	3,230	$38,114
Blyth Inc.	5,590	67,248
CSS Industries Inc.	15,880	384,614
Ethan Allen Interiors Inc.	37,970	934,062
Furniture Brands International Inc.	13,570	181,295
Helen of Troy Ltd.	4,700	75,764	A
Hooker Furniture Corp.	12,280	212,690
La-Z-Boy Inc.	11,430	87,439

		1,981,226

Internet and Catalog Retail — N.M.
PC Mall Inc.	3,290	44,612	A

Leisure Equipment and Products — 1.1%
Aldila Inc.	4,750	27,217
Cybex International Inc.	2,400	8,184	A
Escalade Inc.	7,375	39,899
JAKKS Pacific Inc.	31,140	680,409	A
Polaris Industries Inc.	7,760	313,349
The Fairchild Corp.	5,200	10,972	A

		1,080,030

Media — 1.3%
AH Belo Corp.	6,528	37,210
Alloy Inc.	3,100	22,413	A
Belo Corp.	32,680	238,891
Cox Radio Inc.	8,850	104,430	A
Getty Images Inc.	4,270	144,881	A
Journal Communications Inc.	3,520	16,966
Saga Communications Inc.	13,800	69,138	A
Scholastic Corp.	10,190	292,045	A
Valassis Communications Inc.	32,040	401,141	A

		1,327,115

20	Quarterly Report to Shareholders

Portfolio of Investments—Continued

U.S. Small-Capitalization Value Trust—Continued

	Shares/Par	Value
Consumer Discretionary — Continued
Multiline Retail — 0.1%
Fred’s Inc.	7,310	$82,164
Tuesday Morning Corp.	5,570	22,893	A

		105,057

Specialty Retail — 6.3%
America’s Car-Mart Inc.	2,650	47,488	A
Asbury Automotive Group Inc.	43,320	556,662
Build-A-Bear Workshop Inc.	3,360	24,427	A
Charlotte Russe Holding Inc.	8,480	150,605	A
Charming Shoppes Inc.	9,076	41,659	A
Collective Brands Inc.	4,570	53,149	A
Conn’s Inc.	24,590	395,161	A
Foot Locker Inc.	5,480	68,226
Genesco Inc.	1,620	50,009	A
Group 1 Automotive Inc.	28,160	559,539
Hastings Entertainment Inc.	17,230	138,012	A
Haverty Furniture Cos. Inc.	4,700	47,188
Hot Topic Inc.	1,300	7,033	A
Jos. A Bank Clothiers Inc.	3,648	97,584	A
MarineMax Inc.	13,900	99,663	A
Penske Automotive Group Inc.	56,830	837,674
Rent-A-Center Inc.	71,620	1,473,224	A
REX Stores Corp.	15,595	180,122	A
Shoe Carnival Inc.	3,010	35,488	A
Sonic Automotive Inc.	39,540	509,671
Stage Stores Inc.	18,385	214,553
Systemax Inc.	5,900	104,135
The Dress Barn Inc.	16,790	224,650	A
The Finish Line Inc.	8,250	71,775	A
Zale Corp.	19,450	367,411	A

		6,355,108

Textiles, Apparel and Luxury Goods — 1.6%
Brown Shoe Co. Inc.	15,430	209,076
Columbia Sportswear Co.	2,740	100,695
Culp Inc.	2,740	19,235	A

Quarterly Report to Shareholders	21

	Shares/Par	Value
Consumer Discretionary — Continued
Textiles, Apparel and Luxury Goods — Continued
Jones Apparel Group Inc.	24,920	$342,650
K-Swiss Inc.	16,830	247,401
Lakeland Industries Inc.	1,280	16,230	A
Maidenform Brands Inc.	16,540	223,290	A
Perry Ellis International Inc.	4,050	85,941	A
R.G. Barry Corp.	1,600	13,696	A
Skechers U.S.A. Inc.	11,460	226,450	A
Steven Madden Ltd.	4,953	91,036	A
Unifi Inc.	13,990	35,255	A

		1,610,955

Consumer Staples — 2.9%
Food and Staples Retailing — 0.2%
Ingles Markets Inc.	1,900	44,327
The Andersons Inc.	4,510	183,602

		227,929

Food Products — 1.7%
Chiquita Brands International Inc.	12,100	183,557	A
Del Monte Foods Co.	141,180	1,002,378
John B. Sanfilippo and Son Inc.	2,200	19,118	A
Monterey Gourmet Foods Inc.	3,740	7,555	A
Sanderson Farms Inc.	7,040	243,021
TreeHouse Foods Inc.	8,710	211,304	A

		1,666,933

Personal Products — 0.6%
CCA Industries Inc.	2,460	20,541
Elizabeth Arden Inc.	2,740	41,593	A
NBTY Inc.	7,220	231,474	A
Nutraceutical International Corp.	9,390	112,680	A
Parlux Fragrances Inc.	5,620	28,100	A
Prestige Brands Holdings Inc.	7,000	74,620	A
Schiff Nutrition International Inc.	9,740	54,544

		563,552

22	Quarterly Report to Shareholders

Portfolio of Investments—Continued

U.S. Small-Capitalization Value Trust—Continued

	Shares/Par	Value
Consumer Staples — Continued
Tobacco — 0.4%
Universal Corp.	9,560	$432,303

Energy — 7.7%
Energy Equipment and Services — 5.1%
Allis-Chalmers Energy Inc.	1,180	21,004	A
Basic Energy Services Inc.	9,310	293,265	A
Bristow Group Inc.	4,940	244,481	A
Bronco Drilling Co. Inc.	8,660	159,171	A
Cal Dive International Inc.	13,195	188,557	A
Complete Production Services Inc.	20,600	750,252	A
Grey Wolf Inc.	54,450	491,683	A
Gulfmark Offshore Inc.	12,090	703,396	A
Hornbeck Offshore Services Inc.	8,300	469,033	A
Key Energy Services Inc.	9,680	187,986	A
Parker Drilling Co.	6,670	66,767	A
PHI Inc.	1,000	40,170	A
Pioneer Drilling Co.	20,300	381,843	A
SEACOR Holdings Inc.	5,070	453,816	A
Superior Well Services Inc.	2,610	82,763	A
Trico Marine Services Inc.	6,120	222,890	A
Union Drilling Inc.	3,780	81,950	A
W-H Energy Services Inc.	3,080	294,879	A

		5,133,906

Oil, Gas and Consumable Fuels — 2.6%
Brigham Exploration Co.	8,000	126,640	A
Callon Petroleum Co.	3,700	101,232	A
Overseas Shipholding Group Inc.	1,820	144,726
Stone Energy Corp.	24,750	1,631,272	A
Swift Energy Co.	7,040	465,062	A
The Meridian Resource Corp.	1,500	4,425	A
USEC Inc.	5,120	31,130	A
W&T Offshore Inc.	2,370	138,669

		2,643,156

Quarterly Report to Shareholders	23

	Shares/Par	Value
Financials — 33.1%
Capital Markets — 0.4%
American Physicians Service Group Inc.	1,924	$42,405
FirstCity Financial Corp.	1,000	4,470	A
LaBranche Co. Inc.	17,300	122,484	A
Penson Worldwide Inc.	700	8,365	A
Sanders Morris Harris Group Inc.	7,060	47,867
SWS Group Inc.	3,840	63,782
TradeStation Group Inc.	12,180	123,627	A

		413,000

Commercial Banks — 13.4%
1st Source Corp.	6,850	110,285
American National Bankshares Inc.	8,660	157,525
Ameris Bancorp	3,840	33,408
Arrow Financial Corp.	10,137	183,784
BancFirst Corp.	10,058	430,482
BancorpSouth Inc.	16,600	290,334
Cadence Financial Corp.	4,840	52,417
Camden National Corp.	10,740	250,027
Chemical Financial Corp.	17,561	358,244
City Bank	2,680	23,048
Columbia Banking System Inc.	17,313	334,660
Community Bank System Inc.	3,570	73,613
Community Trust Bancorp Inc.	19,086	501,198
F.N.B. Corp.	46,490	547,652
First Bancorp	6,468	81,756
First Community Bancshares Inc.	10,470	295,254
First M&F Corp.	9,766	122,563
First Merchants Corp.	6,850	124,328
First Midwest Bancorp Inc.	14,890	277,699
First United Corp.	7,386	134,204
Firstbank Corp.	1,091	9,797
FirstMerit Corp.	3,800	61,978
FNB Corp.	6,157	47,409
Frontier Financial Corp.	4,570	38,936
Fulton Financial Corp.	69,690	700,384

24	Quarterly Report to Shareholders

Portfolio of Investments—Continued

U.S. Small-Capitalization Value Trust—Continued

	Shares/Par	Value
Financials — Continued
Commercial Banks — Continued
Gateway Financial Holdings Inc.	3,500	$26,845
German American Bancorp Inc.	9,020	104,722
Great Southern Bancorp Inc.	2,320	18,838
Greene Bancshares Inc.	2,250	31,545
Guaranty Bancorp	14,740	53,064	A
Harleysville National Corp.	2,070	23,101
IBERIABANK Corp.	5,275	234,579
Independent Bank Corp.	3,880	15,520
Integra Bank Corp.	5,700	44,631
International Bancshares Corp.	37,586	803,213
Lakeland Financial Corp.	10,110	192,899
Macatawa Bank Corp.	6,145	49,160
MainSource Financial Group Inc.	14,824	229,772
MB Financial Inc.	4,900	110,103
Merchants Bancshares Inc.	3,840	86,208
Midwest Banc Holdings Inc.	4,780	23,279
Nara Bancorp Inc.	7,330	78,651
National Penn Bancshares Inc.	20,743	275,467
NBT Bancorp Inc.	23,880	492,167
Northrim BanCorp Inc.	8,060	146,450
Old Point Financial Corp.	1,801	32,062
PAB Bankshares Inc.	12,607	103,505
Pacific Capital Bancorp	17,510	241,288
Park National Corp.	6,030	325,017
Penns Woods Bancorp Inc.	4,270	132,370
Peoples Bancorp Inc.	10,568	200,581
Prosperity Bancshares Inc.	3,740	99,970
Renasant Corp.	8,322	122,583
Republic First Bancorp Inc.	2,478	17,990	A
S&T Bancorp Inc.	7,220	209,813
Sierra Bancorp	5,340	88,110
Simmons First National Corp.	7,580	212,013
Southwest Bancorp Inc.	9,560	109,940
Sun Bancorp Inc	5,176	52,536	A
Susquehanna Bancshares Inc.	21,840	298,990

Quarterly Report to Shareholders	25

	Shares/Par	Value
Financials — Continued
Commercial Banks — Continued
SVB Financial Group	2,100	$101,031	A
Taylor Capital Group Inc.	1,384	10,366
TriCo Bancshares	12,227	133,886
Trustmark Corp.	48,120	849,318
Union Bankshares Corp.	5,300	78,917
United Bankshares Inc.	16,150	370,643
Univest Corp. of Pennsylvania	9,110	180,925
Washington Trust Bancorp Inc.	5,570	109,729
WesBanco Inc.	13,170	225,866
West Bancorporation	7,040	61,248
Whitney Holding Corp.	33,670	616,161
Wilshire Bancorp Inc.	800	6,856
Wintrust Financial Corp.	5,390	128,552
Yadkin Valley Financial Corp.	5,570	66,562

		13,468,027

Consumer Finance — 1.3%
AmeriCredit Corp.	40,170	346,265	A
Cash America International Inc.	4,100	127,100
Credit Acceptance Corp.	10,560	269,914	A
Dollar Financial Corp.	6,760	102,144	A
EZCORP Inc.	11,100	141,525	A
Nelnet Inc.	11,770	132,177
World Acceptance Corp.	3,840	129,293	A

		1,248,418

Diversified Financial Services — 0.4%
Asset Acceptance Capital Corp.	5,410	66,110
California First National Bancorp	6,030	57,888
Encore Capital Group Inc.	3,200	28,256	A
Financial Federal Corp.	11,280	247,709
Medallion Financial Corp.	4,820	45,404

		445,367

26	Quarterly Report to Shareholders

Portfolio of Investments—Continued

U.S. Small-Capitalization Value Trust—Continued

	Shares/Par	Value
Financials — Continued
Insurance — 14.3%
21st Century Holding Co.	2,130	$17,402
American Equity Investment Life Holding Co.	49,380	402,447
American Physicians Capital Inc.	2,690	130,304
Amerisafe Inc.	5,200	82,888	A
Amtrust Financial Services Inc.	16,200	204,120
Argo Group International Holdings Ltd.	5,992	201,092	A
Baldwin and Lyons Inc.	3,430	59,956
CNA Surety Corp.	40,170	507,749	A
Conseco Inc.	13,130	130,250	A
Darwin Professional Underwriters Inc.	3,380	104,104	A
Delphi Financial Group Inc.	39,155	906,047
Donegal Group Inc. – Class A	6,625	105,139
Donegal Group Inc. – Class B	3,672	64,664
Eastern Insurance Holdings Inc.	2,680	41,808
EMC Insurance Group Inc.	5,452	131,284
FBL Financial Group Inc.	32,820	652,462
First Mercury Financial Corp.	5,100	89,964	A
FPIC Insurance Group Inc.	2,410	109,221	A
Hallmark Financial Services Inc.	5,750	55,602	A
Hanover Insurance Group Inc.	30,420	1,292,850
Harleysville Group Inc.	16,690	564,623
Hilltop Holdings Inc.	1,700	17,527	A
Horace Mann Educators Corp.	40,170	563,183
Infinity Property and Casualty Corp.	22,840	948,317
IPC Holdings Ltd.	9,790	259,924
Max Capital Group Ltd.	10,240	218,419
Meadowbrook Insurance Group Inc.	43,060	228,218
Mercer Insurance Group Inc.	1,730	30,102
Montpelier Re Holdings Ltd.	15,920	234,820
National Interstate Corp.	7,390	135,828
National Western Life Insurance Co.	2,920	638,020
Navigators Group Inc.	6,670	360,513	A
Nymagic Inc.	7,480	143,317
OneBeacon Insurance Group Ltd.	6,500	114,205

Quarterly Report to Shareholders	27

	Shares/Par	Value
Financials — Continued
Insurance — Continued
Platinum Underwriters Holdings Ltd.	6,880	$224,357
PMA Capital Corp.	8,810	81,140	A
Presidential Life Corp.	29,960	461,983
ProAssurance Corp.	8,300	399,313	A
RLI Corp.	7,850	388,339
Safety Insurance Group Inc.	20,305	723,873
SeaBright Insurance Holdings	8,480	122,790	A
Selective Insurance Group Inc.	23,010	431,668
Specialty Underwriters’ Alliance Inc.	5,850	31,415	A
State Auto Financial Corp.	14,430	345,310
Stewart Information Services Corp.	4,200	81,228
The Phoenix Cos. Inc.	46,210	351,658
Tower Group Inc.	4,600	97,474
Unico American Corp.	4,750	41,325	A
United America Indemnity Ltd.	5,660	75,674	A
United Fire and Casualty Co.	13,176	354,830
Universal Insurance Holdings Inc.	3,290	11,647
Zenith National Insurance Corp.	10,380	364,961

		14,335,354

Thrifts and Mortgage Finance — 3.3%
Abington Bancorp Inc.	6,770	61,742
Anchor Bancorp Wisconsin Inc.	28,050	196,630
BankFinancial Corp.	3,100	40,331
Berkshire Hills Bancorp Inc.	2,970	70,241
First Defiance Financial Corp.	2,652	42,459
First Financial Holdings Inc.	12,540	215,437
First Financial Service Corp.	6,382	115,259
First Niagara Financial Group Inc.	15,390	197,915
First Place Financial Corp.	14,062	132,183
HMN Financial Inc.	2,932	45,299
Home Federal Bancorp Inc	4,830	47,624
Legacy Bancorp Inc.	2,500	28,825
NewAlliance Bancshares Inc.	29,320	365,914
North Central Bancshares Inc.	2,100	50,253

28	Quarterly Report to Shareholders

Portfolio of Investments—Continued

U.S. Small-Capitalization Value Trust—Continued

	Shares/Par	Value
Financials — Continued
Thrifts and Mortgage Finance — Continued
Parkvale Financial Corp.	7,850	$183,140
Provident Financial Services Inc.	1,800	25,218
Timberland Bancorp Inc.	11,550	92,631
United Financial Bancorp Inc.	4,900	54,733
Washington Federal Inc.	33,137	599,780
Webster Financial Corp.	26,080	485,088
Westfield Financial Inc.	8,820	79,821
WSFS Financial Corp.	3,650	162,790

		3,293,313

Health Care — 2.3%
Biotechnology — 0.1%
Emergent Biosolutions Inc.	7,000	69,510	A
Repligen Corp.	6,950	32,804	A
Trimeris Inc.	9,400	44,368

		146,682

Health Care Equipment and Supplies — 0.3%
AngioDynamics Inc.	6,600	89,892	A
Cardiac Science Corp.	6,310	51,742	A
HealthTronics Inc.	3,010	9,843	A
Invacare Corp.	5,600	114,464
National Dentex Corp.	1,842	23,283	A
Theragenics Corp.	9,280	33,686	A

		322,910

Health Care Providers and Services — 1.6%
Advocat Inc.	2,460	26,519	A
AMERIGROUP Corp.	7,500	156,000	A
Apria Healthcare Group Inc.	12,490	242,181	A
Cross Country Healthcare Inc.	3,200	46,112	A
Five Star Quality Care Inc.	8,810	41,671	A
Healthspring Inc.	16,400	276,832	A
LifePoint Hospitals Inc.	24,830	702,689	A

Quarterly Report to Shareholders	29

	Shares/Par	Value
Health Care — Continued
Health Care Providers and Services — Continued
Lincare Holdings Inc.	1,000	$28,400	A
PDI Inc.	3,890	33,882	A

		1,554,286

Health Care Technology — N.M.
AMICAS Inc.	5,900	16,756	A

Life Sciences Tools and Services — 0.1%
Albany Molecular Research Inc.	7,220	95,809	A

Pharmaceuticals — 0.2%
Caraco Pharmaceutical Laboratories Ltd.	1,000	13,200	A
King Pharmaceuticals Inc.	3,710	38,844	A
ViroPharma Inc.	9,800	108,388	A

		160,432

Industrials — 17.1%
Aerospace and Defense — 0.1%
Herley Industries Inc.	2,080	27,622	A
SIFCO Industries Inc.	4,290	43,329	A
The Allied Defense Group Inc.	2,300	12,834	A

		83,785

Air Freight and Logistics — 0.7%
Air T Inc.	1,000	10,050
Atlas Air Worldwide Holdings Inc.	2,010	99,415	A
Pacer International Inc.	24,640	530,006
Park-Ohio Holdings Corp.	1,970	29,077	A

		668,548

Airlines — 1.3%
Alaska Air Group Inc.	10,110	155,087	A
Republic Airways Holdings Inc.	40,170	347,872	A
SkyWest Inc.	65,250	825,413

		1,328,372

30	Quarterly Report to Shareholders

Portfolio of Investments—Continued

U.S. Small-Capitalization Value Trust—Continued

	Shares/Par	Value
Industrials — Continued
Building Products — 1.7%
Ameron International Corp.	1,200	$143,976
Armstrong World Industries Inc.	2,700	78,894
Lennox International Inc.	31,650	916,584
NCI Building Systems Inc.	1,350	49,585	A
Simpson Manufacturing Co. Inc.	4,000	94,960
Universal Forest Products Inc.	15,710	470,672

		1,754,671

Commercial Services and Supplies — 3.1%
Angelica Corp.	2,700	57,429
Comforce Corp.	11,640	23,629	A
COMSYS IT Partners Inc.	1,550	14,136	A
Consolidated Graphics Inc.	1,700	83,759	A
Deluxe Corp.	7,100	126,522
Ennis Inc.	16,510	258,381
G & K Services Inc.	3,500	106,610
GeoEye Inc.	5,090	90,144	A
Heidrick and Struggles International Inc.	1,920	53,069
Herman Miller Inc.	15,710	391,022
IKON Office Solutions Inc.	14,600	164,688
Industrial Services of America Inc.	3,100	49,383
Kelly Services Inc.	11,640	225,001
Kimball International Inc.	7,010	58,043
Knoll Inc.	15,800	191,970
Korn/Ferry International	5,300	83,369	A
Mobile Mini Inc.	3,830	76,600	A
MPS Group Inc.	15,410	163,808	A
North American Galvanizing and Coating Inc.	500	4,395	A
PeopleSupport Inc.	5,920	50,320	A
School Specialty Inc.	5,360	159,353	A
TrueBlue Inc.	27,350	361,293	A
United Stationers Inc.	3,470	128,217	A
Virco Manufacturing	8,500	42,415
Volt Information Sciences Inc.	8,210	97,781	A

Quarterly Report to Shareholders	31

	Shares/Par	Value
Industrials — Continued
Commercial Services and Supplies — Continued
VSE Corp.	1,090	$29,975
WCA Waste Corp.	3,840	24,384	A

		3,115,696

Construction and Engineering — 0.5%
Michael Baker Corp.	900	19,692	A
Northwest Pipe Co.	2,650	147,870	A
Perini Corp.	9,780	323,229	A

		490,791

Electrical Equipment — 2.9%
A.O. Smith Corp.	14,800	485,884
Acuity Brands Inc.	9,380	450,990
AZZ Inc.	3,300	131,670	A
GrafTech International Ltd.	31,780	852,658	A
Plug Power Inc.	36,100	84,835	A
Regal-Beloit Corp.	16,880	713,180
SL Industries Inc.	100	1,525	A
Superior Essex Inc.	4,380	195,479	A
Technology Research Corp.	300	777

		2,916,998

Industrial Conglomerates — 0.1%
Standex International Corp.	42	871
Tredegar Corp.	4,800	70,560

		71,431

Machinery — 1.9%
Accuride Corp.	23,960	101,830	A
Alamo Group Inc.	2,670	54,975
American Railcar Industries Inc.	2,280	38,258
Ampco-Pittsburgh Corp.	4,290	190,819
Columbus McKinnon Corp.	20	482	A
Gehl Co.	7,850	116,102	A
Greenbrier Cos. Inc.	2,500	50,750
Hurco Cos. Inc.	2,560	79,079	A
Lydall Inc.	6,360	79,818	A

32	Quarterly Report to Shareholders

Portfolio of Investments—Continued

U.S. Small-Capitalization Value Trust—Continued

	Shares/Par	Value
Industrials — Continued
Machinery — Continued
Mueller Industries Inc.	23,920	$770,224
NACCO Industries Inc.	200	14,870
NN Inc.	16,015	223,249
The L.S. Starrett Co.	1,570	37,115
Twin Disc Inc.	300	6,279
Wabash National Corp.	4,020	30,391
Watts Water Technologies Inc.	4,000	99,600

		1,893,841

Marine — 0.2%
International Shipholding Corp.	5,020	117,669	A
TBS International Ltd.	2,920	116,654	A

		234,323

Road and Rail — 2.5%
Arkansas Best Corp.	16,510	604,926
Con-way Inc.	30,050	1,420,163
Frozen Food Express Industries Inc.	4,620	31,185
P.A.M. Transportation Services Inc.	6,580	70,077	A
Saia Inc.	10,330	112,804	A
USA Truck Inc.	2,280	27,428	A
Werner Enterprises Inc.	12,300	228,534
YRC Worldwide Inc.	3,680	54,722	A

		2,549,839

Trading Companies and Distributors — 2.1%
Applied Industrial Technologies Inc.	11,820	285,689
GATX Corp.	11,430	506,692
H&E Equipment Services Inc.	300	3,606	A
Interline Brands Inc.	3,650	58,145	A
Rush Enterprises Inc.	2,190	26,302	A
TAL International Group Inc.	5,020	114,155
United Rentals Inc.	43,150	846,171	A
WESCO International Inc.	5,100	204,204	A
Willis Lease Finance Corp.	2,320	24,778	A

		2,069,742

Quarterly Report to Shareholders	33

	Shares/Par	Value
Information Technology — 8.7%
Communications Equipment — 0.7%
ADC Telecommunications Inc.	9,200	$135,884	A
Bel Fuse Inc.	2,500	61,775
Communications Systems Inc.	2,400	25,800
Comtech Telecommunications Corp.	2,500	122,500	A
Oplink Communications Inc.	2,900	27,840	A
Performance Technologies Inc.	3,230	16,344	A
Sycamore Networks Inc.	79,360	255,539	A
Symmetricom Inc.	6,400	24,576	A

		670,258

Computers and Peripherals — 0.5%
Adaptec Inc.	33,800	108,160	A
Hauppauge Digital Inc.	2,830	4,245	A
Hutchinson Technology Inc.	10,600	142,464	A
Imation Corp.	5,300	121,476
Rackable Systems Inc.	6,760	90,584	A
Super Micro Computer Inc.	4,500	33,210	A

		500,139

Electronic Equipment and Instruments — 4.0%
ADDvantage Technologies Group Inc.	4,290	13,127	A
Anixter International Inc.	6,490	386,090	A
Benchmark Electronics Inc.	49,290	805,399	A
Coherent Inc.	2,560	76,518	A
CPI International Inc.	1,280	15,744	A
CTS Corp.	9,390	94,370
DDi Corp.	1,920	11,539	A
Electro Scientific Industries Inc.	7,710	109,251	A
Frequency Electronics Inc.	1,920	12,653
Insight Enterprises Inc.	3,000	35,190	A
Mercury Computer Systems Inc.	700	5,271	A
Methode Electronics Inc.	5,300	55,385
Newport Corp.	10,000	113,900	A
PC Connection Inc.	3,760	35,006	A
Plexus Corp.	5,800	160,544	A
RadiSys Corp.	5,120	46,387	A

34	Quarterly Report to Shareholders

Portfolio of Investments—Continued

U.S. Small-Capitalization Value Trust—Continued

	Shares/Par	Value
Information Technology — Continued
Electronic Equipment and Instruments — Continued
Richardson Electronics Ltd.	2,300	$13,639
SYNNEX Corp.	34,480	865,103	A
Tech Data Corp.	14,760	500,217	A
TESSCO Technologies Inc.	800	10,944	A
Vishay Intertechnology Inc.	68,315	605,954	A
Zones Inc.	10,880	85,190	A
Zygo Corp.	400	3,932	A

		4,061,353

Internet Software and Services — 0.9%
CMGI Inc.	6,100	64,660	A
RealNetworks Inc.	39,920	263,472	A
United Online Inc.	61,580	617,647

		945,779

IT Services — 0.4%
Ciber Inc.	16,800	104,328	A
Computer Task Group Inc.	4,390	22,477	A
Convergys Corp.	3,800	56,468	A
Edgewater Technology Inc.	1,180	5,676	A
Ness Technologies Inc.	8,040	81,365	A
StarTek Inc.	4,080	38,352	A
TechTeam Global Inc.	2,900	31,001	A
Tier Technologies Inc.	5,380	43,094	A
TSR Inc.	6,490	24,856

		407,617

Semiconductors and Semiconductor Equipment — 2.1%
Advanced Energy Industries Inc.	3,200	43,840	A
Amkor Technology Inc.	20,000	208,200	A
Applied Micro Circuits Corp.	2,000	17,120	A
Axcelis Technologies Inc.	8,770	42,798	A
Cascade Microtech Inc.	3,600	23,688	A
Catalyst Semiconductor Inc.	4,500	19,530	A
Entegris Inc.	16,100	105,455	A
Integrated Silicon Solution Inc.	7,380	41,033	A

Quarterly Report to Shareholders	35

	Shares/Par	Value
Information Technology — Continued
Semiconductors and Semiconductor Equipment — Continued
IXYS Corp.	5,530	$66,028	A
Kulicke and Soffa Industries Inc.	16,960	123,638	A
MKS Instruments Inc.	38,360	840,084	A
Nanometrics Inc.	5,170	30,089	A
Photronics Inc.	24,270	170,861	A
RF Micro Devices Inc.	20,890	60,581	A
Rudolph Technologies Inc.	7,040	54,208	A
Sigma Designs Inc.	2,880	40,003	A
Ultra Clean Holdings Inc.	2,770	22,049	A
White Electronic Designs Corp.	6,220	28,550	A
Zoran Corp.	11,520	134,784	A

		2,072,539

Software — 0.1%
CallWave Inc.	2,900	7,540	A
Catapult Communications Corp.	3,700	26,344	A
Dynamics Research Corp.	2,280	23,940	A
Pervasive Software Inc.	5,480	23,400	A
Soapstone Networks Inc.	2,680	10,264	A
Versant Corp.	789	20,664	A

		112,152

Materials — 4.2%
Chemicals — 2.6%
GenTek Inc.	1,400	37,646	A
Hercules Inc.	23,640	400,225
ICO Inc.	6,030	36,301	A
LSB Industries Inc.	900	17,820	A
Material Sciences Corp.	1,280	10,368	A
Olin Corp.	61,130	1,600,383
OM Group Inc.	4,270	140,013	A
PolyOne Corp.	48,290	336,581	A

36	Quarterly Report to Shareholders

Portfolio of Investments—Continued

U.S. Small-Capitalization Value Trust—Continued

	Shares/Par	Value
Materials — Continued
Chemicals — Continued
Spartech Corp.	1,460	$13,768
Westlake Chemical Corp.	680	10,105

		2,603,210

Construction Materials — 0.5%
Eagle Materials Inc.	1,550	39,262
Headwaters Inc.	36,020	423,955	A
U.S. Concrete Inc.	5,700	27,132	A

		490,349

Containers and Packaging — N.M.
Rock-Tenn Co.	1,370	41,086

Metals and Mining — 0.9%
A.M. Castle and Co.	5,390	154,208
Coeur d’Alene Mines Corp.	86,300	250,270	A
Gibraltar Industries Inc.	15,752	251,560
Synalloy Corp.	200	3,084
Universal Stainless and Alloy Products Inc.	1,860	68,894	A
Worthington Industries Inc.	7,650	156,825

		884,841

Paper and Forest Products — 0.2%
Buckeye Technologies Inc.	5,080	42,977	A
Kapstone Paper and Packaging Corp.	7,000	46,690	A
Schweitzer-Mauduit International Inc.	4,260	71,781

		161,448

Telecommunication Services — 0.2%
Diversified Telecommunication Services — 0.2%
Cincinnati Bell Inc.	49,170	195,697	A

Quarterly Report to Shareholders	37

	Shares/Par	Value
Utilities — 7.0%
Electric Utilities — 3.7%
Allete Inc.	5,660	$237,720
Great Plains Energy Inc.	24,730	625,175
IDACORP Inc.	29,870	862,944
Portland General Electric Co.	25,510	574,485
Westar Energy Inc.	66,350	1,427,189

		3,727,513

Gas Utilities — 2.5%
Atmos Energy Corp.	11,860	326,980
Nicor Inc.	15,800	672,922
Southwest Gas Corp.	6,670	198,299
The Laclede Group Inc.	5,660	228,494
WGL Holdings Inc.	32,070	1,114,112

		2,540,807

Multi-Utilities — 0.8%
Avista Corp.	12,250	262,885
Black Hills Corp.	10,020	321,241
CH Energy Group Inc.	4,340	154,374
PNM Resources Inc.	2,680	32,053

		770,553

Total Common Stocks and Equity Interests
(Cost — $108,689,292)		98,891,096

38	Quarterly Report to Shareholders

Portfolio of Investments—Continued

U.S. Small-Capitalization Value Trust—Continued

	Shares/Par	Value
Repurchase Agreements — 2.1%
Bank of America
2.20%, dated 6/30/08, to be repurchased at $1,024,812 on 7/1/08 (Collateral: $ 1,080,000 Federal Farm Credit Bank Bond, 4.80%, due 2/13/23, value $ 1,066,204)	$1,024,749	$1,024,749
Goldman Sachs & Co.
2.36%, dated 6/30/08, to be repurchased at $1,024,816 on 7/1/08 (Collateral: $ 1,091,875 Fannie Mae mortgage-backed security, 5.00%, due 5/1/38, value $ 1,051,233)	1,024,749	1,024,749

Total Repurchase Agreements (Cost — $ 2,049,498)		2,049,498

Total Investments — 100.6% (Cost — $ 110,738,790)B		100,940,594
Other Assets Less Liabilities – (0.6)%		(581,499)

Net Assets — 100.0%		$100,359,095

Net Asset Value Per Share:
Primary Class		$8.80

Institutional Class		$10.12

N.M. — Not Meaningful.

A	Non-income producing.
B

Aggregate cost for federal income tax purposes is substantially the same as book cost. At June 30, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$9,422,931
Gross unrealized depreciation	$(19,221,127)

Net unrealized depreciation	$(9,798,196)

Investment Valuation

The Fund’s securities are valued under policies approved by and under the general oversight of the Board of Directors. Effective January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Debt securities are valued at the last quoted bid prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market and are valued at the bid price as of the close of business of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

American Leading Companies Trust

	[6/30/08]	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities — assets	$454,497,732	$450,046,242	$4,451,490	—
Investment in Securities — liabilities	—	—	—	—
Other Financial Instruments	—	—	—	—

Total	$454,497,732	$450,046,242	$4,451,490	—

*	Other financial instruments include options, futures, swaps and forward contracts.

Other Information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

U.S. Small Capitalization Value Trust

	[6/30/08]	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities — assets	$100,940,594	$98,891,096	$2,049,498	—
Investment in Securities — liabilities	—	—	—	—
Other Financial Instruments	—	—	—	—

Total	$100,940,594	$98,891,096	$2,049,498	—

*	Other financial instruments include options, futures, swaps and forward contracts.

Other Information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 – Controls and Procedures

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are effective, and that the disclosure controls and procedures are reasonably designed to ensure (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and (2) that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 – Exhibits

Certifications as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Investors Trust, Inc.

By:	/s/ Mark R. Fetting
Mark R. Fetting
President, Legg Mason Investors Trust, Inc.
Date:	August 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Mark R. Fetting
Mark R. Fetting
President, Legg Mason Investors Trust, Inc.
Date:	August 19, 2008

By:	/s/ Marie K. Karpinski
Marie K. Karpinski
Vice President and Chief Financial Officer, Legg Mason Investors Trust, Inc.
Date:	August 19, 2008